Capital and Reserves (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Disclosure of Share Capital

	Class A Ordinary	Class B Ordinary
In thousands of shares	Shares	Shares	Deferred Shares
Authorized	6,500,000	3,100,000	100,000
On issue at January 1, 2022	333,925	79,638	—
Issued during the period	924	—	—
On issue at March 31, 2022—fully paid	334,848	79,638	—

The share capital of Babylon Holdings Limited immediately following the closing of the transaction is as follows:

In thousands of shares	Number of Shares	Share Capital	Description
Class A Ordinary Shares	295,589	12	Issuance to Babylon Shareholders
Class A Ordinary Shares	22,400	1	Issuance to PIPE Investors
Class A Ordinary Shares	12,268	—	Issuance to SPAC Investors and Shareholders
	330,257	13
Class B Ordinary Shares	79,638	3	Issuance to Babylon Shareholders
	409,895	16

The following tables display the number of shares of Babylon Holdings Limited prior and following the Merger:

	Class A	Class B				Ordinary
	Ordinary	Ordinary	Ordinary A	Ordinary B	Preference C	Redeemable G1
	Shares	Shares	Shares	Shares	Shares	Shares
In thousands of shares	2021	2021	2021	2021	2021	2021
Authorized	6,500,000	3,100,000	10,000,000	11,000,000	10,000,000	50,000
On issue at January 1, 2021	—	—	135,136	664,605	252,065	—
Issued during the year prior to Merger	—	—	—	17,206	41,012	10,150
Conversion into Class A and B Shares	330,257	79,638	(135,136)	(681,811)	(293,077)	(10,150)
Issued following the Merger	3,668	—	—	—	—	—
On issue at December 31, 2021 – fully paid	333,925	79,638	—	—	—	—

Disclosure of Other Comprehensive Income Accumulated in Reserves, Net of Tax

2022
$’000
January 1,	(27)
Foreign operations – foreign currency translation differences	(3,753)
March 31,	(3,780)

Other Comprehensive Income (“OCI”) Accumulated in Reserves, Net of Tax

	2021	2020	2019
	$’000	$’000	$’000
January 1,	1,675	(1,904)	7,789
Foreign operations – foreign currency translation differences	(1,702)	3,579	(9,693)
December 31,	(27)	1,675	(1,904)